UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2012
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
        The Schedule of Investments is attached herewith.


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)



    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY      VALUE
---------------- -----------------------------------------     --------    ---------------  -------------
MORTGAGE-BACKED SECURITIES - 67.8%

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 47.4%
                 Adjustable Rate Mortgage Trust
 $       354,328     Series 2004-5, Class 1A1 (b).......         3.03%         04/25/35     $     302,123
                 Banc of America Funding Corp.
         991,639     Series 2005-F, Class 4A1 (b).......         2.79%         09/20/35           630,057
                 Banc of America Mortgage Securities
         109,022     Series 2002-L, Class 1A1 (b).........       2.78%         12/25/32            84,159
         146,136     Series 2004-K, Class 4A1 (b).........       5.25%         12/25/34           135,465
       1,509,000     Series 2007-1, Class 1A26 ...........       6.00%         03/25/37         1,361,490
       2,987,251     Series 2007-3, Class 2A3 ............       7.00%         09/25/37           153,252
                 Bear Stearns Adjustable Rate Mortgage
                     Trust
         989,082     Series 2004-10, Class 12A3 (b).......       2.78%         01/25/35           797,265
       1,126,322     Series 2004-9, Class 12A3 (b)........       2.88%         11/25/34           997,053
                 Chase Mortgage Finance Corp.
         634,258     Series 2007-A3, Class 3A1 (b)......         5.80%         12/25/37           524,051
                 Countrywide Alternative Loan Trust
         268,459     Series 2004-14T2, Class A6 ..........       5.50%         08/25/34           268,629
       1,326,087     Series 2005-J1, Class 2A1 ...........       5.50%         02/25/25         1,288,876
                 Countrywide Home Loan Mortgage Pass
                     Through Trust
       1,191,752     Series 2006-21, Class A8 ............       5.75%         02/25/37           961,038
         142,073     Series 2007-15, Class 2A2 ...........       6.50%         09/25/37           113,620
                 Countrywide Home Loans
         312,627     Series 2004-HYB1, Class 2A (b).......       2.95%         05/20/34           260,798
         220,354     Series 2005-20, Class A7 ............       5.25%         12/25/27           199,593
         968,432     Series 2005-J4, Class A4 ............       5.50%         11/25/35           973,773
                 Credit Suisse First Boston Mortgage
                     Securities Corp.
       2,016,926     Series 2004-AR2, Class 1A1 (b).....         2.91%         03/25/34         1,478,324
                 First Horizon Mortgage Trust
         245,638     Series 2005-8, Class 1A5 ............       5.75%         02/25/36           245,152
         741,589     Series 2006-2, Class 1A3 ............       6.00%         08/25/36           658,917
                 GMAC Mortgage Corporation Loan Trust
         373,340     Series 2004-AR1, Class 22A (b).....         3.06%         06/25/34           315,378
                 GSR Mortgage Loan Trust
         318,296     Series 2005-AR2, Class 5A1 (b).......       2.63%         04/25/35           273,472
       2,399,873     Series 2007-1F, Class 3A10, IO ......       6.00%         01/25/37           220,725
                 Harborview Mortgage Loan Trust
         306,999     Series 2004-1, Class 2A (b)..........       2.71%         04/19/34           264,663
       1,173,784     Series 2004-6, Class 3A1 (b).........       2.77%         08/19/34           860,758
                 JP Morgan Mortgage Trust
       2,678,946     Series 2005-ALT1, Class 4A1 (b)....         5.24%         10/25/35         1,959,705
                 JP Morgan Re-REMIC
       2,693,106     Series 2009-7, Class 12A1 (b) (c)..         6.25%         01/27/37         2,748,458
                 MASTR Alternative Loan Trust
         651,980     Series 2004-8, Class 5A1 ..........         6.00%         09/25/34           688,253
                 MASTR Asset Securitization Trust
       1,150,589     Series 2006-2, Class 1A10 (b)......         6.00%         06/25/36         1,050,947


                See Notes to Quarterly Portfolio of Investments


Page 1


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)




    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY      VALUE
---------------- -----------------------------------------     --------    ---------------  -------------
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                 Merrill Lynch Mortgage Investors Trust
 $     1,436,517     Series 2005-A7, Class 2A1 (b)........       5.24%         09/25/35     $   1,240,093
                 Morgan Stanley Mortgage Loan Trust
         246,338     Series 2004-7AR, Class 2A6 (b).......       2.64%         09/25/34           202,744
                 Provident Funding Mortgage Loan Trust
         482,653     Series 2005-1, Class 1A1 (b).........       2.72%         05/25/35           410,213
                 Residential Accredit Loans, Inc.
         104,480     Series 2002-QS18, Class A1 ..........       5.50%         12/25/17           106,789
       1,124,629     Series 2004-QS2, Class CB ...........       5.75%         02/25/34         1,129,814
                 Residential Funding Mortgage Securities I
         445,895     Series 2005-S5, Class A5 ............       5.25%         07/25/35           441,919
                 Structured Asset Securities Corp.
         930,000     Series 2005-16, Class 1A2 ...........       5.50%         09/25/35           810,939
                 Wachovia Mortgage Loan Trust, LLC
         998,410     Series 2006-A, Class 3A1 (b).........       4.84%         05/20/36           879,296
                 Washington Mutual Msc Mortgage Pass-Through
         717,020     Series 2004-RA1, Class 2A ...........       7.00%         03/25/34           764,911
                 Wells Fargo Mortgage Backed Securities
                     Trust
       2,746,000     Series 2005-9, Class 2A9 ............       5.25%         10/25/35         2,606,089
         652,999     Series 2005-AR16, Class 1A1 (b)......       2.73%         08/25/33           631,909
         495,000     Series 2006-AR1, Class 2A5 (b).......       5.37%         03/25/36           439,886
         300,620     Series 2006-AR10, Class 5A2 (b)......       2.74%         07/25/36           220,015
       1,826,043     Series 2007-10, Class 1A18 ..........       6.00%         07/25/37         1,676,784
       1,485,466     Series 2007-16, Class 1A1 ...........       6.00%         12/28/37         1,549,973
       1,066,950     Series 2007-2, Class 1A13 ...........       6.00%         03/25/37           945,591
         265,000     Series 2007-8, Class 2A2 ............       6.00%         07/25/37           255,745
         124,234     Series 2007-8, Class 2A7 ............       6.00%         07/25/37           123,734
                                                                                            -------------
                                                                                               34,252,438
                                                                                            -------------

                 COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4%
                 Banc of America Merrill Lynch Commercial
                     Mortgage, Inc.
       1,000,000     Series 2006-6, Class A4 .............       5.36%         10/10/45         1,100,641
       1,000,000     Series 2007-2, Class A4 (b) (d)......       5.43%         04/10/49         1,114,233
                 Citigroup/Deutsche Bank Commercial Mortgage
                     Trust
       1,000,000     Series 2007-CD4, Class A4 ...........       5.32%         12/11/49         1,093,880
                 Countrywide Alternative Loan Trust
         122,723     Series 2007-11T1, Class A37 (e)......      38.36%         05/25/37           210,239
                 Credit Suisse Mortgage Capital Certificates
         820,000     Series 2007-C2, Class A3 (b).........       5.54%         01/15/49           888,958
                 Greenwich Capital Commercial Funding
                     Corp.
       1,000,000     Series 2007-GG11, Class A4 (d).......       5.74%         12/10/49         1,107,055
       1,000,000     Series 2007-GG9, Class A4 ...........       5.44%         03/10/39         1,101,099
                 GS Mortgage Securities Corp II
       1,000,000     Series 2007-GG10, Class A4 (b).......       5.79%         08/10/45         1,112,333


                See Notes to Quarterly Portfolio of Investments


Page 2


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)




    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY      VALUE
---------------- -----------------------------------------     --------    ---------------  -------------
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                 COMMERCIAL MORTGAGE-BACKED SECURITIES - (CONTINUED)
                 JP Morgan Chase Commercial Mortgage
                     Securities Corp
 $       905,000     Series 2007-CB18, Class A4 ..........       5.44%         06/12/47     $   1,006,630
                 LB-UBS Commercial Mortgage Trust
       1,200,000     Series 2007-C7, Class A3 (b) (d).....       5.87%         09/15/45         1,354,073
                 Merrill Lynch/Countrywide Commercial
                     Mortgage Trust
       1,200,000     Series 2007-7, Class A4 (b) (d)......       5.75%         06/12/50         1,289,383
                 Morgan Stanley Capital I, Inc.
       1,000,000     Series 2007-IQ14, Class A4 (b) (d)...       5.69%         04/15/49         1,105,040
                 Wachovia Bank Commercial Mortgage Trust
       1,000,000     Series 2007-C30, Class A5 (d)........       5.34%         12/15/43         1,073,458
       1,000,000     Series 2007-C32, Class A3 (b) (d)....       5.74%         06/15/49         1,082,009
                 Washington Mutual Alternative Mortgage
                     Pass-Through Certificates
          75,967     Series 2007-5, Class A11 (b).........      37.82%         06/25/37           126,694
                                                                                            -------------
                                                                                               14,765,725
                                                                                            -------------
                 TOTAL MORTGAGE-BACKED SECURITIES ...................................          49,018,163
                 (Cost $49,619,023)                                                         -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 51.9%

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 26.3%
                 Federal Home Loan Mortgage Corp.
       1,241,186     Series 2641, Class SC (e)............      13.32%         07/15/33         1,366,699
       5,722,449     Series 2807, Class SB, IO (e)........       7.16%         11/15/33           848,103
         454,118     Series 3000, Class SU (e)............      22.21%         04/15/35           464,489
         503,619     Series 3069, Class LI, IO ...........       5.50%         08/15/32            23,449
         256,723     Series 3195, Class SX (e)............      44.27%         07/15/36           484,308
       2,095,688     Series 3562, Class KI, IO ...........       4.50%         11/15/22           128,490
       2,103,700     Series 3593, Class IP, IO ...........       5.00%         06/15/36           138,843
       8,307,870     Series 3619, Class EI, IO ...........       4.50%         05/15/24           758,524
       4,531,587     Series 3692, Class PS, IO (e)........       6.31%         05/15/38           629,008
       1,965,701     Series 3702, Class SK (e)............      13.83%         08/15/40         2,030,884
      12,185,552     Series 3726, Class KI, IO ...........       3.50%         04/15/25           908,694
       5,507,013     Series 3870, Class WS, IO (e)........       6.31%         06/15/31           841,474
                 Federal Home Loan Mortgage Corp., STRIP
       4,145,997     Series 232, Class IO, IO ............       5.00%         08/01/35           557,699
                 Federal National Mortgage Association
       2,153,660     Series 2005-122, Class SN (e)........      27.49%         01/25/36         3,191,298
         290,282     Series 2005-91, Class SH (e).........      22.82%         05/25/33           348,944
       2,404,804     Series 2008-50, Class AI, IO ........       5.50%         06/25/23           119,963
         176,494     Series 2009-56, Class PI, IO ........       5.00%         11/25/30                23
       6,076,389     Series 2010-103, Class ID, IO .......       5.00%         09/25/40         1,129,277
       9,023,917     Series 2010-139, Class KI, IO .......       1.09%         12/25/40           496,048
       4,495,203     Series 2010-142, Class PS, IO (e)....       5.77%         05/25/40           461,276
       2,886,212     Series 2010-145, Class TI, IO .......       3.50%         12/25/20           205,236
      10,520,790     Series 2010-40, Class MI, IO ........       4.50%         08/25/24           926,295


                See Notes to Quarterly Portfolio of Investments


Page 3


FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)




    PRINCIPAL                                                   STATED
      VALUE                      DESCRIPTION                    COUPON     STATED MATURITY      VALUE
---------------- -----------------------------------------     --------    ---------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                 Federal National Mortgage Association,
                     STRIP
 $     4,482,939     Series 360, Class 2, IO .............       5.00%         08/01/35     $     594,241
       6,947,704     Series 406, Class 6, IO (e)..........       4.00%         01/25/41           771,988
                 Government National Mortgage Association
       2,797,189     Series 2009-65, Class NJ, IO ........       5.50%         07/20/39           343,353
       5,195,633     Series 2010-115, Class IQ, IO .......       4.50%         11/20/38           796,323
       5,084,440     Series 2011-69, Class CI, IO ........       5.00%         03/20/36           416,349
                                                                                            -------------
                                                                                               18,981,278
                                                                                            -------------

                 COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
                 Government National Mortgage Association
      13,578,923     Series 2011-131, Class EI, IO .......       4.50%         08/20/39         1,755,087
                                                                                            -------------

                 PASS-THROUGH SECURITIES - 23.2%
                 Fannie Mae REMICs
       2,369,054     Series 2005-83, Class LZ (d).........       5.50%         10/25/35         2,499,086
       1,580,874     Series 2010-110, Class WG (d)........       5.50%         09/25/40         1,621,435
                 Federal Home Loan Mortgage Corp.
       2,511,628     Pool A94738 (d)......................       4.50%         11/01/40         2,675,546
       1,300,855     Pool K36017 (d)......................       5.00%         09/01/47         1,390,873
                 Federal National Mortgage Association
       3,487,862     Pool 831145 (d)......................       6.00%         12/01/35         3,873,128
       4,217,828     Pool 843971 (d)......................       6.00%         11/01/35         4,712,063
                                                                                            -------------
                                                                                               16,772,131
                                                                                            -------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ............          37,508,496
                 (Cost $37,966,490)                                                         -------------

ASSET-BACKED SECURITIES - 2.7%
                 Green Tree Financial Corp.
         128,298     Series 1997-2, Class A6 (b)..........       7.24%         06/15/28           141,141
         138,642     Series 1997-3, Class A6 .............       7.32%         03/15/28           153,125
         173,650     Series 1997-7, Class A6 .............       6.76%         07/15/29           187,454
                 Lehman ABS Manufactured Housing Contract
                     Trust
         272,507     Series 2001-B, Class A4 .............       5.27%         04/15/40           285,779
                 Mid-State Trust
         269,623     Series 2006-1, Class A ..............       5.79%         10/15/40           281,209
                 Park Place Securities, Inc.
         917,805     Series 2004-MHQ1, Class M1 (b).......       0.98%         12/25/34           889,210
                                                                                            -------------
                 TOTAL ASSET-BACKED SECURITIES ......................................           1,937,918
                 (Cost $1,910,941)                                                          -------------

                 TOTAL INVESTMENTS - 122.4% .........................................          88,464,577
                 (Cost $89,496,454) (f)                                                     -------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)




    PRINCIPAL
      VALUE                                     DESCRIPTION                                    AMOUNT
---------------- ----------------------------------------------------------------------     -------------


REVERSE REPURCHASE AGREEMENTS - (30.2%)
  $  (6,230,500) With Credit Suisse 1.65% dated 11/07/11, to be repurchased at
                     $6,256,486 on 02/06/12                                                 $  (6,230,500)
     (8,161,000) With Credit Suisse 0.39% dated 11/14/11, to be repurchased at
                     $8,169,134 on 02/14/12                                                    (8,161,000)
     (3,853,000) With Credit Suisse 0.32% dated 01/18/12, to be repurchased at
                     $3,856,117 on 04/18/12                                                    (3,853,000)
     (3,612,750) With Credit Suisse 1.00% dated 01/31/12, to be repurchased at
                     $3,618,671 on 03/30/12                                                    (3,612,750)
                                                                                            -------------
                 TOTAL REVERSE REPURCHASE AGREEMENTS ................................         (21,857,250)

                 NET OTHER ASSETS AND LIABILITIES - 7.8% ............................           5,676,749
                                                                                            -------------

                 NET ASSETS - 100.0% ................................................       $  72,284,076
                                                                                            =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2012.

(c) The Fund may invest in restricted securities. This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund does not have the right to demand that this security be registered. This security is valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and is not expressed as a discount to the carrying value of a comparable unrestricted security. This security was acquired on September 9, 2009, has a current carrying cost of $2,625,795, a carrying value per share of $1.02 and represents 3.80% of net assets.

(d) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(e) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,700,242 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,732,119.

IO    Interest-Only Security

STRIP Separate Trading of Registered Interest and Principal of Securities


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)





VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                  1/31/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Mortgage-Backed Securities.....................  $  49,018,163    $        --    $  49,018,163    $         --
U.S. Government Agency Mortgage-Backed
  Securities...................................     37,508,496             --       37,508,496              --
Asset-Backed Securities........................      1,937,918             --        1,937,918              --
                                                 -------------    -----------    -------------    ------------

TOTAL INVESTMENTS..............................  $  88,464,577    $        --    $  88,464,577    $         --
                                                 =============    ===========    =============    ============




                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST TRUST MORTGAGE INCOME FUND
                          JANUARY 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Mortgage Income Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      U.S. Government securities, Mortgage-backed securities ("MBS"), Asset-backed securities ("ABS") and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1) benchmark yields;

      2) reported trades;

      3) broker/dealer quotes;

      4) issuer spreads;

      5) benchmark securities;

      6) bids and offers; and

      7) reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

       1) the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3) the type, size and cost of security;

       4) the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8) the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12) other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                        FIRST TRUST MORTGAGE INCOME FUND
                          JANUARY 31, 2012 (UNAUDITED)


   o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

      o  Quoted prices for similar investments in active markets.

      o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

      o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

      o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

   o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2012, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the period ended January 31, 2012:

     Maximum amount outstanding during the period.................. $22,993,750

     Average amount outstanding during the period*................. $22,630,902

     Average Common Shares outstanding during the period...........   4,073,199

     Average debt per Common Share outstanding during the period...       $5.56

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended January 31, 2012.

During the period ended January 31, 2012, the interest rates ranged from 0.31% to 1.65%, with a weighted average interest rate of 0.81%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $47,105.

                        FIRST TRUST MORTGAGE INCOME FUND
                          JANUARY 31, 2012 (UNAUDITED)


D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only or IO security and all of the principal is distributed to holders of another type of security known as a principal-only or PO security. These securities are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Mortgage Income Fund
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Mark R. Bradley
                         ------------------------------------------------------
                         Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
    ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark R. Bradley
                         ------------------------------------------------------
                         Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
    ----------------------

By (Signature and Title)* /s/ James M. Dykas
                         ------------------------------------------------------
                         James M. Dykas, Treasurer, Chief Financial Officer
                         and Chief Accounting Officer
                         (principal financial officer)

Date  March 26, 2012
    ----------------------

* Print the name and title of each signing officer under his or her signature.